Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Number of shares in thousands	Capital	Legal reserve	Voluntary reserve	Share premium	Other reserves	Retained earnings	Total	Non-controlling interest	Total
Initial balances at Dec. 31, 2019		S/ 871,918	S/ 132,011	S/ 29,974	S/ 1,132,179	S/ (176,386)	S/ (497,425)	S/ 1,492,271	S/ 401,877	S/ 1,894,148
Initial balances (in Shares) at Dec. 31, 2019	871,918
(Loss) profit for the year							(241,397)	(241,397)	26,219	(215,178)
Cash flow hedge						(594)		(594)	(32)	(626)
Foreign currency translation adjustment						1,479		1,479	92	1,571
Exchange difference from net investment in a foreign operation						708		708		708
Comprehensive income of the year						1,593	(241,397)	(239,804)	26,279	(213,525)
Dividend distribution									(82,412)	(82,412)
Acquisition of (profit distribution to) non-controlling interests, net									(15,725)	(15,725)
Additional acquisition of non-controlling					(605)			(605)	(89)	(694)
Total transactions with shareholders					(605)			(605)	(98,226)	(98,831)
Balance at Dec. 31, 2020		871,918	132,011	29,974	1,131,574	(174,793)	(738,822)	1,251,862	329,930	1,581,792
Balance (in Shares) at Dec. 31, 2020	871,918
(Loss) profit for the year							(141,770)	(141,770)	39,954	(101,816)
Cash flow hedge
Foreign currency translation adjustment						(5,230)		(5,230)	221	(5,009)
Exchange difference from net investment in a foreign operation						(425)		(425)	(3)	(428)
Comprehensive income of the year						(5,655)	(141,770)	(147,425)	40,172	(107,253)
Dividend distribution									(42,974)	(42,974)
Acquisition of (profit distribution to) non-controlling interests, net									(27,104)	(27,104)
Additional acquisition of non-controlling						46,477		46,477	(46,477)
Deconsolidation Adexus S.A.							52,131	52,131		52,131
Reclasification of PUT option Morelco						65,342	(65,342)
Dilution of non-controlling shareholders									(582)	(582)
Total transactions with shareholders						111,819	(13,211)	98,608	(117,137)	(18,529)
Balance at Dec. 31, 2021		871,918	132,011	29,974	1,131,574	(68,629)	(893,803)	1,203,045	252,965	1,456,010
Balance (in Shares) at Dec. 31, 2021	871,918
(Loss) profit for the year							(451,151)	(451,151)	89,097	(362,054)
Cash flow hedge
Foreign currency translation adjustment						(20,814)		(20,814)	(97)	(20,911)
Other comprehensive income recycled						(7,461)		(7,461)		(7,461)
Exchange difference from net investment in a foreign operation						(287)		(287)	(2)	(289)
Comprehensive income of the year						(28,562)	(451,151)	(479,713)	88,998	(390,715)
Dividend distribution									(19,847)	(19,847)
Acquisition of (profit distribution to) non-controlling interests, net									(36,879)	(36,879)
Capital increase		325,062			10,518			335,580		335,580
Capital increase (in Shares)	325,062
Dilution of non-controlling shareholders							2,592	2,592	(735)	1,857
Total transactions with shareholders		325,062			10,518		2,592	338,172	(57,461)	280,711
Total transactions with shareholders (in Shares)	325,062
Balance at Dec. 31, 2022		S/ 1,196,980	S/ 132,011	S/ 29,974	S/ 1,142,092	S/ (97,191)	S/ (1,342,362)	S/ 1,061,504	S/ 284,502	S/ 1,346,006
Balance (in Shares) at Dec. 31, 2022	1,196,980